Document And Entity Information	Apr. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2021
Entity Registrant Name	Recro Pharma, Inc.
Entity Central Index Key	0001588972
Entity Emerging Growth Company	false
Entity File Number	001-36329
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	26-1523233
Entity Address, Address Line One	490 Lapp Road
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	395-2470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	REPH
Security Exchange Name	NASDAQ